Financial Instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Fair Value Measurements
Equity investments with readily determinable fair values	¥ 5,886,911	¥ 3,743,590
Short-term investments	12,281,548	13,273,026	$ 1,927,243
Investments accounted for at fair values	194,280
Total	18,362,739	17,016,616
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurements
Equity investments with readily determinable fair values	5,886,911	3,743,590
Total	5,886,911	3,743,590
Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Short-term investments	12,281,548	13,273,026
Total	12,281,548	13,273,026
Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Investments accounted for at fair values	194,280
Total	194,280
Significant Unobservable Inputs (Level 3) | Certain of equity investments
Fair Value Measurements
Impairment charges of certain equity investments without determinable fair value	¥ 19,200	¥ 55,600